Acquired Intangible Assets and Goodwill (Tables) - Forge Nano, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Acquired Intangible Assets and Goodwill
Schedule of finite lived intangible assets

	March 31, 2026			December 31, 2025
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Amortized intangible assets - Acquired patents	$3,212	$(1,674)	$1,538	$3,212	$(1,623)	$1,589
	$3,212	$(1,674)	$1,538	$3,212	$(1,623)	$1,589

	2025			2024
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Amortized intangible assets – Acquired patents	$3,212	$(1,623)	$1,589	$3,212	$(1,420)	$1,792
	$3,212	$(1,623)	$1,589	$3,212	$(1,420)	$1,792

Schedule of estimated amortization expense

Years ending	Amount
Remainder of 2026	$152
2027	203
2028	194
2029	165
2030	165
Thereafter	659
Total	$1,538
Estimated amortization expense as of December 31, 2025 is as follows:

Years ending	Amount
2026	$203
2027	203
2028	194
2029	165
2030	165
Thereafter	659
Total	$1,589

Schedule of goodwill

The following table presents goodwill balances for each of our reportable segments as of March 31, 2026:

Reporting Unit	Goodwill
Tool Manufacturing & Related Services	$900
Coating Services	2,224
Battery Manufacturing	—
Total	$3,124

	Tool Manufacturing &
	Related Services	Coating Services	Battery Manufacturing	Total
Balance as of January 1, 2026	$900	$2,224	$—	$3,124
Impairment	—	—	—	—
Balance as of March 31, 2026	$900	$2,224	$—	$3,124

Reporting Unit	Goodwill
Tool Manufacturing & Related Services	$900
Coating Services	2,224
Battery Manufacturing	—
Total	$3,124

Reporting Unit	Goodwill
Tool Manufacturing & Related Services	$900
Coating Services	2,224
Battery Manufacturing	—
Total	$3,124